John Hancock Income Funds

        Supplement to the Class A, Class B and Class C Shares Prospectus

                             dated October 1, 2006

John Hancock Strategic Income Fund

On page 12, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Index 4: Lehman Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

--------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
--------------------------------------------------------------------------------------
                                                                               Life of
                                                  1 year    5 year   10 year   Class C
Class A before tax                                -2.34%     6.91%    6.83%        --
Class A after tax on distributions                -4.68%     4.11%    3.70%        --
Class A after tax on distributions, with sale     -1.54%     4.18%    3.84%        --
Class B before tax                                -3.20%     6.86%    6.73%        --
Class C before tax (began 5-1-98)                  0.62%     7.16%       --     5.15%
--------------------------------------------------------------------------------------
Index 1*                                           2.72%     8.39%    6.56%     4.94%
Index 2*                                           2.64%     5.33%    5.91%     5.83%
Index 3*                                          -6.88%     6.92%    4.99%     5.67%
Index 4*                                           2.43%     5.87%    6.16%     6.03%

* Prior to December 29, 2006, the Fund compared its performance to the Merrill Lynch High Yield Master II Index, the Merrill Lynch AAA U. S. Treasury/Agency Master Index and the Citigroup World Government Bond Index. After this date, the Fund changed the index to which it compares its performance to the Lehman Aggregate Bond Index which is a commonly used performance reference for many different types of fixed income products and is also currently used as a benchmark by several competing funds that fall in the multi-sector category.

INCPS
                                                               December 29, 2006

                           John Hancock Income Funds

               Supplement to the Institutional Class I Prospectus

                             dated October 1, 2006

John Hancock Strategic Income Fund

On page 8, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Index 4: Lehman Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                       Life of
                                                  1 year               Class I
--------------------------------------------------------------------------------
Class I before tax (began 9-4-01)                  2.66%                8.63%
--------------------------------------------------------------------------------
Class I after tax on distributions                 0.07%                5.75%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale      1.70%                5.64%
--------------------------------------------------------------------------------
Index 1*                                           2.72%                8.30%
--------------------------------------------------------------------------------
Index 2*                                           2.64%                4.96%
--------------------------------------------------------------------------------
Index 3*                                          -6.88%                7.97%
--------------------------------------------------------------------------------
Index 4*                                           2.43%                5.29%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the Fund compared its performance to the Merrill Lynch High Yield Master II Index, the Merrill Lynch AAA U. S. Treasury/Agency Master Index and the Citigroup World Government Bond Index. After this date, the Fund changed the index to which it compares its performance to the Lehman Aggregate Bond Index which is a commonly used performance reference for many different types of fixed income products and is also currently used as a benchmark by several competing funds that fall in the multi-sector category.







KICPS                                                         December 29, 2006

                         John Hancock Retirement Funds

                Supplement to the Prospectus dated March 1, 2006

                           as revised October 1, 2006

John Hancock Classic Value Fund

On page 6, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

-------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
-------------------------------------------------------------------------------
                                                                   Life of
                                                        1 year     Class R
Class R before tax (began 8-5-03)                        8.44%     17.45%
Class R after tax on distributions                       8.13%     17.12%
Class R after tax on distributions, with sale            5.69%     14.92%
-------------------------------------------------------------------------------
Standard & Poor's 500 Index*                             4.91%     13.29%
Russell 1000 Value Index*                                7.05%     16.79%

* Prior to December 29, 2006, the Fund also compared its performance to the Standard & Poor's 500 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Russell 1000 Value Index, which better represents the Fund and its investment universe versus the Standard & Poor's 500 Index.


Small Cap Equity Fund

On page 10, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

Russell 2000 Growth Index, an unmanaged index of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values.

-------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
-------------------------------------------------------------------------------
                                                                   Life of
                                                        1 year     Class R
Class R before tax (began 8-5-03)                        7.94%     19.65%
Class R after tax on distributions                       7.94%     19.65%
Class R after tax on distributions, with sale            5.16%     16.99%
-------------------------------------------------------------------------------
Russell 2000 Index*                                      4.55%     18.79%
Standard & Poor's Small Cap 600 Index*                   7.70%     21.43%
Russell 2000 Growth Index*                               4.15%     16.23%

* Prior to December 29, 2006, the Fund compared its performance to both the Russell 2000 Index and the Standard & Poor's Small Cap 600 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Russell 2000 Growth Index, which better represents the Fund and its strategy of investment in small cap growth stocks.


Strategic Income Fund

On page 14, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Lehman Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

-------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
-------------------------------------------------------------------------------
                                                                   Life of
                                                        1 year     Class R
Class R before tax (began 8-5-03)                        2.04%      7.26%
Class R after tax on distributions                      -0.32%      4.71%
Class R after tax on distributions, with sale            1.31%      4.70%
-------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index*                2.72%     10.21%
Merrill Lynch AAA U.S. Treasury/Agency Master Index*     2.64%      3.80%
Citigroup World Government Bond Index*                  -6.88%      5.25%
Lehman Aggregate Bond Index*                             2.43%      4.35%

* Prior to December 29, 2006, the Fund compared its performance to the Merrill Lynch High Yield Master II Index, the Merrill Lynch AAA U.S. Treasury/Agency Master Index and the Citigroup World Government Bond Index. After this date, the Fund changed the index to which it compares its performance to the Lehman Aggregate Bond Index which is a commonly used performance reference for many different types of fixed income products and is also currently used as a benchmark by several competing funds that fall in the multi-sector category.


MFRPS14

U. S. Global Leaders Growth Fund

On page 16, the "Indexes" section has been deleted and replaced with the following:

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

-------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
-------------------------------------------------------------------------------
                                                                   Life of
                                                        1 year     Class R
Class R before tax (began 8-5-03)                        2.09%      9.07%
Class R after tax on distributions                       2.09%      9.06%
Class R after tax on distributions, with sale            1.36%      7.77%
-------------------------------------------------------------------------------
Standard & Poor's 500 Index                              4.91%     13.29%
Russell 1000 Growth Index*                               5.26%     11.03%

* As of December 29, 2006, the Fund is adding the Russell 1000 Growth Index, another benchmark that the Fund is being measured against on both the consultant and institutional side.


                                                               December 29, 2006
2